Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000005563 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005563 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005563 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005563 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005563 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005563 | Federal Home Loan Mortgage Multifamily Structured PTC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005563 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005563 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005563 | BMO Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005563 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005563 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005563 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005563 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000005563 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005563 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005563 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005563 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000005563 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000005563 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222343 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000222343 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000222343 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222343 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000222343 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222343 | Federal Home Loan Mortgage Multifamily Structured PTC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222343 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222343 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222343 | BMO Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222343 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222343 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000222343 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222343 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000222343 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222343 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222343 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222343 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000222343 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000222343 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000222342 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000222342 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000222342 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222342 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000222342 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222342 | Federal Home Loan Mortgage Multifamily Structured PTC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000222342 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222342 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222342 | BMO Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222342 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222342 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000222342 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222342 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000222342 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222342 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222342 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222342 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000222342 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000222342 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.70%